Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Asset Allocation Fund

(the “Fund”)

Supplement dated January 27, 2026, to the Summary Prospectus, Prospectus

and Statement of Additional Information (“SAI”) of the Fund, each dated October 1, 2025,

as supplemented to date

Effective March 31, 2026, Jeffrey Geller will be retiring as the Fund’s portfolio manager. Accordingly, effective March 31, 2026, all references to Mr. Geller as being a portfolio manager of the Fund are hereby deleted from the Fund’s Summary Prospectus, Prospectus, and SAI.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Summary Prospectus, Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE